Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Expenses
Research and development	$ 4,108	$ 1,907	$ 788
General and administrative expenses	1,870	857	1,447
Loss from operations	(5,978)	(2,764)	(2,235)
Gains (losses) on disposals of investments			126,000
Share of gains (losses) of associates accounted for using equity method	18	(162)
Foreign exchange transaction gain (loss)	1,431	(691)
Loss on extinguishment of debt	(33)
Change in fair value of warrants	24
Interest income	11	111
Interest expense	(557)	(88)	(24)
Loss before provision for income taxes	(5,084)	(3,594)	123,741
Income tax expense	2,165	0
Net (loss) income	(7,249)	(3,594)	123,741
Other comprehensive income
Realized gains transferred to retained earnings upon disposal of investment			(24,515)
Net unrealized gain on investments	876	50
Total comprehensive (loss) income for year	(6,373)	(3,544)	99,226
Net (loss) income attributable to:
Owners of the Company	(5,333)	(2,635)	123,741
Non-controlling interest	(1,916)	(959)
Net (loss) income	(7,249)	(3,594)	123,741
Comprehensive (loss) income attributable to:
Owners of the Company	(4,457)	(2,585)	99,226
Non-controlling interest	(1,916)	(959)
Total comprehensive (loss) income for year	$ (6,373)	$ (3,544)	$ 99,226
Basic and diluted (loss) income per share
Basic	$ (0.49)	$ (0.55)	$ 46.21
Diluted	$ (0.49)	$ (0.55)	$ 45.89
Weighted average shares outstanding
Basic	10,951,531	4,819,874	2,677,961
Diluted	10,951,531	4,819,874	2,696,423